Right of Use Asset and Operating Lease Liability - Schedule of right of use assets (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Mar. 31, 2025
Leases [Abstract]
Cost	$ 13,271	$ 12,704
Accumulated amortization	(7,931)	(7,158)
Net carrying value	$ 5,340	$ 5,546